INTERNATIONAL FINANCING PROGRAMS (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Term		3 years
Tranche A [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount		$ 40,000,000	$ 35,000,000
Tranche A [member] | Three year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount		$ 35,000,000
Tranche A [member] | Five year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Term		5 years
Tranche loan amount		$ 5,000,000
Tranche B [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount	$ 93,500,000
Tranche B [member] | Year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Tranche loan amount	$ 40,000,000
Tranche B [member] | Two and half year term loan [member]
Disclosure of detailed information about financial instruments [line items]
Term	2 years 6 months
Tranche loan amount	$ 53,500,000